Parent Entity Disclosures	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Parent Entity Disclosures Abstract
Parent entity disclosures

21. Parent entity disclosures

The individual financial statements for the parent entity show the following aggregate amounts.

Statement of financial position	2022	2021
Financial Position	$	$
Current assets	37,559,819	9,222,528
Non-Current assets	-	-
Total assets	37,559,819	9,222,528
Current liabilities	(1,078,404)	(668,527)
Non-current liabilities	-	-
Total liabilities	(1,078,404)	(668,527)
Net assets	36,481,415	8,554,001

Issued capital	86,586,794	45,852,107
Reserves	8,077,191	6,612,641
Accumulated losses	(58,182,570)	(43,910,747)
Shareholders’ equity	36,481,415	8,554,001

Contingencies of the Parent Entity

There are no contingent liabilities involving the parent entity (2021: Nil).

Guarantees of the Parent Entity

There are no guarantees involving the parent entity (2021: Nil)

24. Parent entity disclosures

Incannex Healthcare Limited (ACN 096 635 246) is the parent entity which is registered and domiciled in Australia.

The registered address of the parent entity is Suite 105, 8 Century Circuit, Norwest 2153, NSW Australia.

The individual financial statements for the parent entity show the following aggregate amounts. The information presented has been prepared using accounting policies as discussed in Note 1.

	30 June 2021	30 June 2020
Financial Position as at 30 June 2021 and 2020
Current assets	$9,222,528	$3,573,665
Non-Current assets(i)	—	—
Total assets	9,222,528	3,573,665

Current liabilities	(668,527)	(504,228)
Non-current liabilities	—	—
Total liabilities	(668,527)	(504,228)
Net assets	$8,554,001	$3,069,437

Share capital	$45,852,107	$34,192,043
Reserves	6,612,641	1,490,588
Deficit	(43,910,747)	(32,613,194)
Shareholders’ equity	$8,554,001	$3,069,437

(i)	In the year ended 30 June 2020, the loan to the subsidiary company has been fully impaired.

Contingencies of the Parent Entity

There were no contingent liabilities involving the parent entity as at 30 June 2021 and 2020.

Guarantees of the Parent Entity

There were no guarantees involving the parent entity as at 30 June 2021 and 2020.